ACQUISITIONS AND DISPOSALS (Tables)	12 Months Ended
Dec. 31, 2019
2019 Acquisitions
Ifrs Statement [Line Items]
Schedule of fair value of assets acquired and liabilities assumed

	Ceterix	Osiris	Leaf	Brainlab OJR	Atracsys
	$ million	$ million	$ million	$ million	$ million
Intangible assets – Product-related	43	284	14	–	9
Intangible assets – Technology	–	–	–	75	–
Intangible assets – Customer-related	–	80	–	9	1
Property, plant & equipment	2	6	–	–	1
Investments	–	17	–	–	–
Other non-current assets	–	4	–	–	–
Inventory	2	9	1	–	1
Trade and other receivables	1	49	1	–	1
Trade and other payables	(4)	(31)	(1)	–	(1)
Provisions	–	(17)	–	–	–
Non-current liabilities	–	(7)	–	–	–
Net deferred tax asset/(liability)	1	(59)	1	–	(1)
Net assets	45	335	16	84	11
Goodwill	49	301	37	23	31
Consideration (net of cash acquired1)	94	636	53	107	42

1 Cash acquired is as follows: Ceterix: $2m; Osiris: $24m; Leaf: $1m; Brainlab OJR: $nil; and Atracsys: $nil.

Brainlab
Ifrs Statement [Line Items]
Schedule of fair value of assets acquired and liabilities assumed

$ million
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets	61
Property, plant & equipment and inventory	3
Trade and other receivables	2
Trade and other payables	(3)
Net deferred tax assets	1
Net assets	64
Goodwill	132
Consideration (net of $nil cash acquired)	196